Share listing expense (Details) $ / shares in Units, $ in Thousands		4 Months Ended	6 Months Ended	12 Months Ended
	Aug. 27, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 26, 2021 EquityInstruments
Ifrs Statement [Line Items]
Market value per share | $ / shares	$ 10.6684
Fair value of shares issued	$ 212,715
Net assets of Kismet at August 27, 2021	111,286
Effect of accounting for fair value of warrants	(24,009)	$ (10,080)	$ (4,764)
Net assets of Kismet at August 27, 2021 including effect of fair value of warrants	87,277
Difference - being IFRS 2 charge for listing services	$ 125,438			$ 125,438
Kismet Acquisition One Corp
Ifrs Statement [Line Items]
Total Nexters Inc Shares issued to Kismet shareholders	19,938,758
Net assets of Kismet at August 27, 2021	$ 125,438
Net assets of Kismet at August 27, 2021 including effect of fair value of warrants	111,286
Fair value of warrants	8,100
Nexters Global
Ifrs Statement [Line Items]
Total Nexters Inc Shares issued to Kismet shareholders | EquityInstruments					176,584,343
Fair value of warrants	$ 32,109
Existing Public Shareholders | Kismet Acquisition One Corp
Ifrs Statement [Line Items]
Total Nexters Inc Shares issued to Kismet shareholders	3,188,758
IFRS Sponsor | Kismet Acquisition One Corp
Ifrs Statement [Line Items]
Total Nexters Inc Shares issued to Kismet shareholders	11,750,000
IFRS PIPE Investors | Kismet Acquisition One Corp
Ifrs Statement [Line Items]
Total Nexters Inc Shares issued to Kismet shareholders	5,000,000